Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 3,520,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	3.22
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	0.60
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	0.26
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	$ 2,346,669
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	$ 155,360
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	3.22
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.60
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	0.26
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	$ 155,360
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	1.29
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	2.52
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	1.05
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	$ 450,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	3.69
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	2.92
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	1.65
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	$ 450,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	3.69
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	2.92
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	1.31
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	$ 66,667
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	$ 400,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	3.69
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	2.96
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	1.29
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	$ 300,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	4.96
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	3.20
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	1.42
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	$ 66,667
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	$ 50,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	4.38
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	0.98
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	0.39
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	$ 16,667
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	$ 750,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	4.56
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	0.87
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	0.36
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	$ 187,500
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46	$ 550,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47	4.58
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48	0.84
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49	0.44
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50	$ 550,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 51	$ 400,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 52	4.58
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 53	0.84
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 54	0.36
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 55	$ 64,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 56	$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 57	4.76
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 58	1.24
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 59	0.50
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 60	$ 33,334
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 61	6,675,360
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 62	$ 4,336,864